Capital and financial risk management - Trade and other receivables and other non-current assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 3,296	£ 4,258
Total assets	32,630	34,315
Trade and other receivables, loans from related parties and other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,818	1,796
Non-financial assets	277	330
Total assets	2,095	2,126
Trade and other receivables
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,801	1,780
Non-financial assets	257	275
Total assets	2,058	2,055
Other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	17	16
Non-financial assets	20	55
Total assets	£ 37	£ 71